SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Basic And Diluted Net (Loss) Income (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Significant Accounting Policies [Line Items]
Weighted average number of Class A ordinary shares outstanding used in the calculation of basic net (loss) income attributable to Studio City International Holdings Limited per Class A ordinary share	294,837,092	241,818,016	191,533,455
Weighted average number of Class A ordinary shares outstanding used in the calculation of diluted net (loss) income attributable to Studio City International Holdings Limited per Class A ordinary share	367,348,852	241,818,016	191,533,455
Common Class A [Member]
Schedule Of Significant Accounting Policies [Line Items]
Weighted average number of Class A ordinary shares outstanding used in the calculation of basic net (loss) income attributable to Studio City International Holdings Limited per Class A ordinary share	294,837,092	241,818,016	191,533,455
Weighted average number of Class A ordinary shares outstanding used in the calculation of diluted net (loss) income attributable to Studio City International Holdings Limited per Class A ordinary share	367,348,852	241,818,016	191,533,455
Incremental weighted average number of Class A ordinary shares from assumed exchange of Class B ordinary shares to Class A ordinary shares under the if-converted method	72,511,760	0	0
Anti-dilutive Class A ordinary shares under the if-converted method excluded from the calculation of diluted net (loss) income attributable to Studio City International Holdings Limited per Class A ordinary share	0	72,511,760	14,303,690